Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 21,176	$ 23,352
Prepaid expenses and other receivables	1,932	1,480
Total current assets	23,108	24,832
Long-term assets
Investment in associate	1,613	1,673
Investments in private companies	7,409	7,409
Goodwill	43,324	43,324
In-process research and development	117,388	117,388
Other assets	36	36
Total assets	192,878	194,662
Current liabilities
Accounts payable and accrued liabilities	1,938	750
Warrant liability	32	33
Total current liabilities	1,970	783
Non-current liabilities
Deferred tax liability	25,893	28,445
Total non current liabilities	25,893	28,445
Total liabilities	27,863	29,228
Shareholders’ Equity
Capital stock	158,354	158,324
Stock option reserve	18,104	16,928
Accumulated other comprehensive income	958	958
Accumulated deficit	(56,734)	(55,005)
Total equity attributable to owners of the Company	120,682	121,205
Non-controlling interest	44,333	44,229
Total equity	165,015	165,434
Total liabilities and equity	$ 192,878	$ 194,662